SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2017
SEGMENT INFORMATION
Schedule of financial information with respect to the reportable segments

		Engineering	Unallocated		Consolidated
	Energy	& Consulting	Corporate	Intersegment	Total

Fiscal Year 2017
Contract revenue	$199,609,000	$73,743,000	$—	$—	$273,352,000
Depreciation and amortization	3,145,000	804,000	—	—	3,949,000
Interest expense	(90,000)	(21,000)	—	—	(111,000)
Segment profit (loss) before income tax expense	5,589,000	9,054,000	(952,000)	—	13,691,000
Income tax (benefit) expense	638,000	1,033,000	(109,000)	—	1,562,000
Net income (loss)	4,951,000	8,021,000	(843,000)	—	12,129,000
Segment assets(1)	65,872,000	20,774,000	74,656,000	(23,130,000)	138,172,000
Fiscal Year 2016
Contract revenue	$141,888,000	$67,053,000	$—	$—	$208,941,000
Depreciation and amortization	2,511,000	693,000	—	—	3,204,000
Interest expense	(163,000)	(16,000)	—	—	(179,000)
Segment profit (loss) before income tax expense	5,895,000	6,887,000	(1,415,000)	—	11,367,000
Income tax (benefit) expense	1,591,000	1,859,000	(382,000)	—	3,068,000
Net income (loss)	4,304,000	5,028,000	(1,033,000)	—	8,299,000
Segment assets(1)	63,140,000	20,100,000	48,237,000	(23,130,000)	108,347,000
Fiscal Year 2015
Contract revenue	$74,123,000	$60,980,000	$—	$—	$135,103,000
Depreciation and amortization	1,525,000	547,000	—	—	2,072,000
Interest expense	(194,000)	(13,000)	—	—	(207,000)
Segment profit before income tax expense	2,499,000	6,232,000	(1,390,000)	—	7,341,000
Income tax expense (benefit)	1,049,000	2,617,000	(584,000)	—	3,082,000
Net income	1,450,000	3,615,000	(806,000)	—	4,259,000
Segment assets(1)	34,686,000	19,912,000	40,877,000	(23,130,000)	72,345,000
(1)	Segment assets are presented net of intercompany receivables.

Schedule of assets included in Unallocated Corporate

	2017	2016
Assets:
Cash and cash equivalents	$47,654,000	$22,660,000
Accounts Receivable, net	(1,046,000)	(590,000)
Prepaid expenses	1,285,000	1,017,000
Intercompany receivables	131,667,000	112,837,000
Goodwill	2,000	(3,000)
Other receivables	1,687,000	55,000
Equipment and leasehold improvements, net	1,504,000	1,869,000
Investments in subsidiaries	23,130,000	23,130,000
Other	438,000	99,000
	$206,321,000	$161,074,000